INCOME TAXES (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of the federal income tax provision (credit)
Current tax expense (benefit)				$ 314,000
Change in valuation allowance	(3,000,000)	(2,250,000)	(3,000,000)
Deferred tax expense (benefit)		1,847,000	2,078,000	784,000
Provision for (benefit of) income taxes		(403,000)	(922,000)	1,098,000
Source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes
Tax expense at statutory rate		1,882,000	2,096,000	1,127,000
Increase (decrease) in taxes resulting from: Tax-exempt interest		(47,000)	(49,000)	(59,000)
Change in valuation allowance	(3,000,000)	(2,250,000)	(3,000,000)
Other		12,000	31,000	30,000
Provision for (benefit of) income taxes		(403,000)	(922,000)	1,098,000
Deferred tax assets:
NOL carryforward		6,737,000	7,149,000
Allowance for loan losses		1,585,000	1,774,000
Alternative Minimum Tax Credit		1,463,000	1,463,000
OREO Tax basis greater than book basis		138,000	1,025,000
Tax credit carryovers		672,000	672,000
Deferred compensation		152,000	185,000
Stock compensation		267,000	265,000
Depreciation		157,000	174,000
Intangible assets		33,000	60,000
Other		155,000	170,000
Total deferred tax assets		11,359,000	12,937,000
Valuation allowance		(760,000)	(3,010,000)
Deferred tax liabilities:
FHLB stock dividend		(103,000)	(103,000)
Unrealized gain on securities		(111,000)	(476,000)
Mortgage servicing rights		(452,000)	(217,000)
Total deferred tax liabilities		(666,000)	(796,000)
Net deferred tax asset		9,933,000	9,131,000
INCOME TAXES
Net operating loss (NOL) carryforwards		19,815,000
Tax credit carryforwards		2,135,000
Expiration period from date of origination for net operating loss carryforwards		20 years
Portion of the NOL subject to limitations for utilization		12,800,000
Annual limitation for usage of NOL		1,404,000
Annual limitation for usage of tax credits		476,000
Valuation allowance		760,000	3,010,000
Reduction in valuation allowance	$ 3,000,000	$ 2,250,000	$ 3,000,000